EQUITY - THE MOVEMENT OF THE RSUS (Details) - Time Restricted Stock Units [Member] - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
2017 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested	(443,490)
Number of units outstanding	0	443,490
2018 plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited	115,830
Number of units outstanding	531,385	647,215
2019 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited	484,401
Number of units outstanding	2,138,442	2,622,843
2019 Plan Board and Extraordinary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested	(813,842)
Number of units outstanding	0	813,842
2019 Plan 5 Years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested	(47,733)
Number of units outstanding	190,930	238,663